Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations

The operating results for VISSIA McKinney, VISSIA Waterway, and Legend Nutrition have been presented in the accompanying consolidated statement of operations for the years ended December 31, 2020 and 2019 as discontinued operations and are summarized below:

	Years Ended December 31,
	2020	2019
Revenue	$311,672	$214,101
Cost of revenue	205,742	107,195
Gross Profit	105,930	106,906
Operating expenses	587,580	178,340
Loss from operations	(481,650)	(71,434)
Other Expenses	(722,135)	(9,054)
Net loss	$(1,203,785)	$(80,488)